Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	14.60%	7.80%	14.60%	0.50%
Income tax expense	$ 9,200,000	$ 7,100,000	$ 23,100,000	$ 9,300,000
Effective income Tax rate reconciliation, nondeductible expense, share-based payment arrangement, amount	$ 0	0	$ 0	6,200,000
Effective income tax rate reconciliation, discrete items, non-cash income tax benefit amount		$ 38,300,000		$ 38,300,000